Concentration And Risks (Details)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Customer Concentration Risk [Member] | Revenue [Member] | Customers [Member]
Concentration Risk [Line Items]
Percentage of revenue contributed	10.00%	10.00%